Supplemental Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Supplemental Financial Information Abstract
Supplemental Financial Information
Note 3 —Supplemental Financial Information
Inventories

in thousands	March 31, 2024	December 31, 2023
Raw materials	$7,023	$7,241
Work in progress	9,808	8,134

Inventories	$16,831	$15,375

There were no inventory write-downs during the three months ended March 31, 2024 and 2023.
Prepaid and Other Current Assets

in thousands	March 31, 2024	December 31, 2023
Deposits	$3,268	$4,347
Prepaid license and other prepaid expenses	1,349	1,991
Deferred contract costs	3,729	2,172
Other current assets	391	671

Prepaid and other current assets	$8,737	$9,181

P
roperty, Plant and Equipment, net
Presented in the table below are the major classes of property, plant and equipment:

in thousands	March 31, 2024	December 31, 2023
Construction in progress	$6,870	$6,582
Computer and software	2,923	2,963
Leasehold improvements	12,353	12,328
Research equipment	8,366	8,486
Production equipment	20,636	20,756
Furniture and fixtures	548	548

Total property, plant and equipment	51,696	51,663
Less: accumulated depreciation	(25,913)	(24,811)

Property, plant and equipment, net	$25,783	$26,852

Depreciation expense amounted to $
1.1
 m
illion and $
0.8
 m
illion for the three months ended March 31, 2024 and 2023,
respectively
.
Accrued Expenses and Other Current Liabilities

in thousands	March 31, 2024	December 31, 2023
Employee compensation and benefits	$1,840	$1,299
Construction in progress related accruals	204	340
Professional services	3,378	2,780
Accrued expenses	2,324	3,887
Accrued inventory purchases	2,757	4,647
Other miscellaneous	1,136	698

Accrued expenses and other current liabilities	$11,639	$13,651

Note 3 — Supplemental Financial Information
Inventories

in thousands	December 31, 2023	December 31, 2022
Raw materials	$7,241	$2,622
Work in progress	8,134	1,520
Finished goods	—	—

Inventories	$15,375	$4,142

There were $
18.8
 million of inventory write-downs recorded within cost of revenues during the year ended December 31, 2022, of which $
10.2
 million of inventory write-downs related to the discontinuance of production of the former version of the Company’s launch vehicle as it focused on developing a new version of its launch system. The amounts as of December 31, 2022 have been adjusted to correct (i) the classification of inventory between raw materials and work in progress and (ii) the classification of deferred contract costs from inventory to prepaid and other current assets. The Company does not deem the adjustments material to its consolidated financial statements.
Prepaid and Other Current Assets

in thousands	December 31, 2023	December 31, 2022
Deposits	$4,347	$379
Prepaid license and other prepaid expenses	1,991	3,589
Employee Retention Credit - Payroll Tax	—	4,283
Deferred contract costs	2,172	2,446
Other current assets	671	2,799

Prepaid and other current assets	$9,181	$13,496

Property, Plant and Equipment, net

in thousands	December 31, 2023	December 31, 2022
Construction in progress	$6,582	$8,309
Computer and software	2,963	2,810
Leasehold improvements	12,328	10,390
Research equipment	8,486	9,042
Production equipment	20,756	14,100
Furniture and fixtures	548	565

Total property, plant and equipment	51,663	45,216
Less: accumulated depreciation	(24,811)	(20,945)

Property, plant and equipment, net	$26,852	$24,271

Depreciation expense amounted to $4.1 million and $10.4 million for the years ended December 31, 2023 and 2022, respectively.
No impairment charges were recorded for the year ended December 31, 2023. During the year ended December 31, 2022, the Company determined that impairment indicators were present based on the following: (a) reorganization of its reporting structure into two operating segments, (b) a sustained decrease in the

Company’s share price, (c) existence of substantial doubt about the Company’s ability to continue as a going concern, and (d) macroeconomic factors affecting the Company’s business. Accordingly, the Company assessed its long-lived assets for recoverability and the Company recorded a non-cash
impairment charge of $72.1
million primarily related to leasehold improvements, production equipment and research equipment of Launch Services in the consolidated statements of operations for year ended December 31, 2022. The Company compared the sum of the undiscounted future cash flows attributable to the Launch Services and Space Products asset groups (the lowest level for which identifiable cash flows are available) to their respective carrying amounts and concluded that the Space Products asset group was recoverable. The Launch Services asset group was not recoverable, and the Company proceeded with the comparison of the asset group’s carrying amount to its fair value, resulting in a non-cash
impairment charge. The fair values of the Company’s asset groups were determined using a discounted cash flow model. Significant inputs included discount rates, forecasted revenue growth, and forecasted operating expenses. These valuation inputs are considered Level 3 inputs as defined by ASC 820. The historical costs of the Company’s property, plant and equipment were adjusted by these impairment charges to derive the carrying amounts in the table above.
Accrued Expenses and Other Current Liabilities

in thousands	December 31, 2023	December 31, 2022
Employee compensation and benefits	$1,299	$5,861
Construction in progress related accruals	340	2,692
Professional services	2,780	756
Accrued expenses	3,887	4,423
Accrued inventory purchases	4,647	2,848
Other miscellaneous	698	1,326

Accrued expenses and other current liabilities	$13,651	$17,906

Other Income (Expense), Net

	Year Ended December 31,
in thousands	2023	2022
Other income from research and development contracts	$1,622	$5,789
Miscellaneous income (expense)	496	(123)

Other income, net	$2,118	$5,666

Contracts with governmental entities involving research and development milestone activities do not represent contracts with customers under ASC 606, and, as such, amounts received are recorded in other incom
e, net
in the consolidated statements of operations.